Intangible Assets (Notes)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
INTANGIBLE ASSETS

Loan Acquisition Costs
In conjunction with the issuance of note payables in 2012 and 2008 (see Note 4), the Company incurred $27,800 and $12,650, respectively in legal fees. These costs were capitalized as loan acquisition costs and are amortized over the term of the debt using the effective interest method. Amortization of loan costs included in interest expense in the accompanying statements of operations was $25,923 and $3,795 in the twelve months ended December 31, 2012 and 2011, respectively. The remaining value of loan costs as of December 31, 2012 is $1,877.

Customer List Acquisition
In July 2011, the Company acquired a network of customers that included approximately 12,000 advertisers and 20,000 Twitter publishers in 143 countries from Magpie & Friends Ltd., a private limited company organized under the laws in England and Wales. The Company recorded total costs of $125,525 for the purchase of these customers including the issuance of warrants to acquire 250 shares of common stock valued at $1,760. In December 2012, after analyzing expected future cash flows the customer list it acquired in 2011, the Company determined that the fair value of this asset exceeded its carrying value as of December 31, 2012 and recorded a $48,249 impairment on the value of the customer lists in general and administrative expenses in the accompanying statements of operations. Additionally, the Company estimated that its future cash flows from these customers would be minimal after one more year and, therefore, determined that the remaining fair value of $18,000 should be amortized equally over the remaining estimated useful life of one year. Amortization of asset costs included in general and administrative expense in the accompanying statements of operations was $41,842 and $17,434 for the twelve months ended December 31, 2012 and 2011. Future amortization costs are estimated to be $19,877 in 2013.

Net intangible assets consists of the following:

	December 31, 2012	December 31, 2011
Loan acquisition costs	$27,800	$—
Customer lists	125,525	125,525
Total	153,325	125,525
Less impairment on customer lists	(48,249)	—
Less accumulated amortization	(85,199)	(17,434)
Intangible assets, net	$19,877	$108,091